Scharf Alpha Opportunity Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Shares	COMMON STOCKS - 98.77%	Value
	Aerospace and Defense - 3.91%
721	Lockheed Martin Corp.	$272,791
	Beverages - 2.47%
1,423	Heineken N.V. (b)	172,444
	Biotechnology - 2.08%
789	Alexion Pharmaceuticals, Inc. (a)	144,947
	Building Products - 4.13%
4,884	Masco Corp.	287,717
	Chemicals - 3.46%
7,421	Valvoline, Inc.	240,886
	Commercial Services & Supplies - 2.14%
3,170	Herman Miller, Inc.	149,434
	Construction & Engineering - 0.99%
517	Jacobs Engineering Group, Inc.	68,978
	Diversified Financial Services - 5.90%
1,480	Berkshire Hathaway, Inc. - Class B (a) (c)	411,322
	Food Products - 2.69%
2,666	Danone (b)	187,681
	Health Care Providers & Services - 15.06%
4,075	Centene Corp. (a)	297,190
3,875	CVS Health Corp. (c)	323,329
1,660	McKesson Corp. (c)	317,458
850	Quest Diagnostics, Inc.	112,175
		1,050,152
	Insurance - 7.03%
264	Markel Corp. (a)	313,291
1,803	Progressive Corp.	177,073
		490,364
	Interactive Media & Services - 2.24%
766	Baidu, Inc. - ADR (a)	156,187
	IT Services - 6.05%
3,069	Cognizant Technology Solutions Corp. - Class A (c)	212,558
1,955	Fiserv, Inc. (a)	208,970
		421,528
	Media - 9.16%
5,985	Comcast Corp. - Class A (c)	341,265
1,714	Liberty Broadband Corp. (a)	297,653
		638,918
	Personal Products - 2.64%
3,141	Unilever plc - ADR	183,749
	Pharmaceuticals - 6.49%
1,434	Johnson & Johnson	236,237
2,368	Novartis AG - ADR (c)	216,056
		452,293
	Road & Rail - 1.55%
382	Kansas City Southern (c)	108,247
	Software - 12.12%
2,023	Microsoft Corp. (c)	548,030
3,810	Oracle Corp. (c)	296,570
		844,600
	Specialty Retail - 4.90%
1,665	Advance Auto Parts, Inc. (c)	341,558
	Technology Hardware, Storage & Peripherals - 3.76%
147	Samsung Electronics Co., Ltd. - ADR	262,175
	TOTAL COMMON STOCKS (Cost $4,719,072)	6,885,971

	EXCHANGE-TRADED FUND - 0.96%
2,762	iShares Silver Trust (a)	66,896
	TOTAL EXCHANGE-TRADED FUND (Cost $45,949)	66,896

	Total Investments in Securities (Cost $4,765,021) - 99.73%	6,952,867
	Other Assets in Excess of Liabilities - 0.27%	18,812
	TOTAL NET ASSETS - 100.00%	$6,971,679

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	All or a portion of the security has been segregated for open short positions.

SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2021 (Unaudited)
Shares	SECURITIES SOLD SHORT - 39.60%	Value
	Exchange-Traded Funds - 39.60%
4,488	Invesco QQQ Trust Series 1	$1,590,682
2,733	SPDR S&P 500 ETF Trust	1,169,888
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,671,824)	$2,760,570

ETF	Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Alpha Opportunity Fund
Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Scharf Alpha Opportunity Fund	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Communication Services	$795,105	$-	$-	$795,105
Consumer Discretionary	341,558	-	-	341,558
Consumer Staples	543,873	-	-	543,873
Financials	901,686	-	-	901,686
Health Care	1,647,393	-	-	1,647,393
Industrials	887,166	-	-	887,166
Information Technology	1,528,304	-	-	1,528,304
Materials	240,886	-	-	240,886
Total Common Stocks	6,885,971	-	-	6,885,971
Exchange-Traded Fund	66,896	-	-	66,896
Total Investments in Securities	$6,952,867	$-	$-	$6,952,867

Liabilities:
Securities Sold Short
Exchange-Traded Funds	$(2,760,570)	$-	$-	$(2,760,570)
Total Securities Sold Short	$(2,760,570)	$-	$-	$(2,760,570)

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.